Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	May 02, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000025035
Account Value [Line Items]
Line Graph and Table Measure Name	Initial Class
Account Value	$ 12,221	$ 12,439	$ 12,523	$ 12,859	$ 12,456	$ 12,157	$ 11,938	$ 11,892	$ 11,704	$ 11,876	$ 11,782	$ 11,767	$ 11,892	$ 11,439	$ 10,830	$ 10,986	$ 11,236	$ 11,557	$ 11,362	$ 11,063	$ 11,153	$ 11,078	$ 10,914	$ 11,258	$ 10,675	$ 10,391	$ 9,449	$ 9,658	$ 10,271	$ 10,128	$ 9,843	$ 10,542	$ 10,485	$ 11,013	$ 11,084	$ 11,312	$ 11,469	$ 11,441	$ 11,683	$ 11,683	$ 11,997	$ 11,886	$ 12,008	$ 12,102	$ 11,913	$ 11,534	$ 11,777	$ 11,872	$ 11,953	$ 11,561	$ 11,060	$ 11,060	$ 11,277	$ 10,987	$ 10,495	$ 9,815	$ 8,933	$ 8,631	$ 10,911	$ 11,037	$ 10,974	$ 10,533	$ 10,546	$ 10,533	$ 10,294	$ 10,924	$ 10,710	$ 10,281	$ 10,344	$ 10,319	$ 10,281	$ 10,256	$ 9,745	$ 9,695	$ 9,833	$ 9,921	$ 9,783	$ 10,084	$ 9,770	$ 10,034	$ 10,448	$ 10,649	$ 10,486	$ 10,536	$ 10,382	$ 10,265	$ 10,452	$ 10,394	$ 10,242	$ 10,079	$ 9,962	$ 9,880	$ 9,799	$ 9,740	$ 9,682	$ 9,402	$ 9,249	$ 9,136	$ 9,375	$ 9,375	$ 9,341	$ 9,398	$ 9,306	$ 9,113		$ 9,170	$ 9,044	$ 8,782	$ 8,657	$ 8,691	$ 8,862	$ 8,851	$ 8,600	$ 8,896	$ 9,261	$ 9,603	$ 9,819	$ 10,013	$ 9,899	$ 10,047	$ 10,161	$ 10,000
C000025038
Account Value [Line Items]
Line Graph and Table Measure Name	Initial Class
Account Value	$ 11,281	11,675	12,069	12,548	12,241	12,042	12,127	12,006	11,667	11,667	11,389	10,844	11,147	10,832	9,900	10,360	10,832	11,205	10,528	10,143	10,376	10,399	10,364	11,146	10,154	10,353	8,964	8,812	9,932	10,070	9,716	10,359	10,285	11,059	11,618	12,718	13,427	13,688	14,658	14,611	15,292	14,919	15,912	15,776	15,776	15,334	16,029	15,948	15,235	14,522	13,449	13,061	13,287	12,788	12,092	11,131	10,642	9,629	12,238	12,650	12,994	12,376	12,221	11,895	11,741	12,058	12,153	11,243	12,032	11,500	11,200	10,994	9,950	10,300	9,741	10,784	11,159	11,926	11,926	12,552	12,760	13,194	13,352	13,936	13,003	12,488	12,413	11,955	11,872	11,514	10,824	10,666	10,258	9,676	9,251	9,077	8,610	8,742	9,313	9,413	9,313	9,057	8,717	8,519		8,577	8,461	7,583	7,774	8,601	9,035	9,051	8,511	8,838	9,961	10,493	10,763	10,960	10,141	10,247	9,961	10,000
C000025040
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,732	13,187	13,629	14,170	13,828	13,611	13,709	13,569	13,190	13,190	12,881	12,263	12,614	12,263	11,209	11,729	12,277	12,694	11,933	11,498	11,757	11,797	11,770	12,640	11,525	11,757	10,194	10,017	11,294	11,443	11,053	11,790	11,703	12,592	13,242	14,499	15,311	15,615	16,720	16,677	17,457	17,034	18,177	18,030	18,041	17,537	18,334	18,250	17,443	16,625	15,397	14,957	15,230	14,662	13,864	12,756	12,207	11,049	14,053	14,522	14,922	14,223	14,043	13,664	13,494	13,864	13,973	12,925	13,844	13,235	12,895	12,656	11,458	11,875	11,225	12,429	12,866	13,749	13,759	14,487	14,720	15,235	15,419	16,099	15,031	14,439	14,361	13,837	13,749	13,341	12,545	12,370	11,904	11,234	10,739	10,545	10,010	10,164	10,841	10,957	10,841	10,551	10,164	9,942	$ 10,000
C000125662
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 19,114	20,650	22,125	20,999	20,159	19,756	18,042	18,799	17,523	16,945	14,294	15,211	16,706	16,626	14,792	14,174	15,729	16,407	15,948	16,307	17,484	16,746	14,533	16,766	15,131	14,932	12,559	12,759	12,858	13,975	14,134	16,347	18,062	19,776	18,042	16,327	17,464	17,125	17,165	15,809	17,344	18,326	17,927	20,656	18,135	16,849	16,553	18,848	20,309	19,057	20,413	21,352	22,534	22,731	19,556	17,672	16,178	11,340	13,275	14,667	14,650	13,071	13,818	13,343	14,871	13,479	12,885	10,966	10,474	11,187	11,459	11,425	10,559	9,456	9,666	9,785	10,022	11,376	11,850	11,952	11,901	11,748	11,511	12,646	12,525	11,668	11,668	12,361	13,218	12,361	12,311	12,097	11,932	12,393	12,426	12,937	11,220	11,141	13,461	14,519	13,666	16,144	14,692	12,025		13,619	10,305	9,595	7,370	7,584	7,490	8,149	7,616	7,945	7,741	9,543	10,358	10,358	9,512	10,828	11,220	10,000
C000025041
Account Value [Line Items]
Line Graph and Table Measure Name	Initial Class
Account Value	$ 10,851	11,816	11,579	11,803	11,791	11,932	11,654	12,163	11,617	11,470	10,483	10,327	11,167	10,739	10,512	11,230	11,436	11,827	10,966	10,167	11,093	11,223	11,342	12,268	11,582	12,553	11,941	10,611	11,680	11,400	10,593	12,870	12,007	13,027	11,766	10,585	10,686	10,429	10,898	9,963	10,051	10,213	10,720	10,700	10,325	9,949	10,021	9,233	8,986	8,142	7,159	7,271	7,359	6,799	6,042	5,836	5,618	4,564	6,256	6,835	7,544	6,874	6,878	6,938	6,942	7,263	7,587	6,878	7,714	7,627	7,449	7,512	6,743	7,453	7,916	8,796	8,538	9,228	9,347	9,517	9,465	8,935	8,970	9,624	9,402	8,618	8,487	8,728	8,261	8,578	8,039	8,336	8,752	9,240	9,355	9,925	9,564	9,838	8,867	9,172	8,796	8,772	8,542	8,182		8,507	7,385	6,613	6,395	6,655	7,476	7,819	7,117	8,055	8,552	9,837	10,366	10,985	10,066	10,291	9,624	10,000
C000025043
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 10,587	11,533	11,304	11,524	11,515	11,659	11,388	11,886	11,354	11,216	10,249	10,103	10,924	10,507	10,288	10,993	11,195	11,581	10,741	9,959	10,870	10,996	11,117	12,029	11,360	12,313	11,711	10,410	11,464	11,191	10,399	12,642	11,792	12,798	11,562	10,403	10,506	10,251	10,717	9,802	9,888	10,049	10,550	10,533	10,164	9,798	9,872	9,095	8,853	8,027	7,058	7,169	7,259	6,704	5,961	5,757	5,545	4,504	6,177	6,749	7,450	6,793	6,793	6,859	6,863	7,181	7,507	6,806	7,634	7,548	7,373	7,434	6,679	7,381	7,842	8,715	8,462	9,144	9,266	9,437	9,388	8,862	8,903	9,552	9,331	8,556	8,430	8,670	8,209	8,523	7,989	8,287	8,703	9,193	9,307	9,878	9,519	9,792	8,829	9,135	8,760	8,740	8,511	8,152		8,479	7,365	6,594	6,377	6,638	7,462	7,803	7,108	8,046	8,541	9,824	10,356	10,977	10,064	10,291	9,625	10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	GBMP
Account Value	$ 10,022	10,252	10,208	10,563	10,388	10,153	9,877	9,858	9,726	9,984	9,929	10,062	10,191	9,784	9,317	9,436	9,726	9,854	9,798	9,797	9,986	9,936	9,632	9,955	9,648	9,607	9,176	9,242	9,763	10,169	9,946	10,272	10,245	10,835	11,181	11,322	11,576	11,604	11,640	11,672	11,901	11,951	11,801	11,879	11,786	11,642	11,865	12,106	12,236	12,086	11,881	11,893	11,932	11,971	11,602	11,499	11,436	11,226	11,475	11,391	11,241	11,183	11,273	11,199	11,318	11,079	11,105	10,865	10,714	10,744	10,609	10,669	10,508	10,300	10,264	10,371	10,458	10,454	10,471	10,517	10,599	10,765	10,652	10,747	10,630	10,591	10,482	10,523	10,616	10,511	10,342	10,350	10,200	10,088	10,075	10,024	9,916	9,957	10,362	10,644	10,592	10,640	10,560	10,262		10,390	10,259	10,002	9,791	9,698	9,654	9,805	9,785	9,737	9,730	9,705	9,751	9,919	9,827	9,915	10,001	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	M1EFIM
Account Value	$ 14,654	14,693	15,210	15,909	14,976	14,734	14,698	14,156	14,074	13,980	13,690	13,105	13,684	13,160	12,159	12,668	12,998	13,754	12,943	12,458	12,623	12,737	12,396	13,190	12,254	12,422	10,888	11,190	12,645	12,559	12,543	13,508	13,485	14,269	14,509	14,947	15,285	14,961	15,574	15,437	16,035	15,654	16,669	16,598	16,219	15,765	15,955	15,749	15,328	14,273	13,009	12,779	12,988	12,683	11,640	10,826	10,727	9,787	11,677	12,352	12,946	12,064	12,087	11,602	11,384	11,969	12,121	11,437	12,299	12,070	11,968	11,927	11,004	11,291	10,829	11,889	11,991	12,315	12,064	12,625	13,063	13,115	13,353	13,989	12,953	12,502	12,452	12,030	12,071	11,812	11,181	11,073	10,786	10,570	10,308	9,975	9,467	9,451	9,907	9,907	9,781	9,552	9,104	8,771		9,108	9,047	8,022	8,038	8,614	8,781	9,120	8,526	8,754	9,633	10,364	10,671	11,048	10,242	10,372	10,071	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	M1EFIM
Account Value	$ 16,173	16,216	16,786	17,558	16,527	16,261	16,221	15,622	15,533	15,429	15,109	14,463	15,102	14,523	13,419	13,981	14,344	15,179	14,284	13,748	13,930	14,056	13,680	14,556	13,523	13,709	12,016	12,350	13,955	13,860	13,843	14,908	14,883	15,748	16,012	16,495	16,869	16,511	17,187	17,036	17,697	17,276	18,396	18,318	17,899	17,399	17,608	17,381	16,916	15,752	14,357	14,103	14,333	13,997	12,846	11,948	11,839	10,801	12,887	13,632	14,288	13,313	13,339	12,804	12,563	13,209	13,377	12,622	13,573	13,320	13,208	13,163	12,144	12,461	11,951	13,120	13,233	13,591	13,314	13,933	14,416	14,474	14,737	15,439	14,295	13,798	13,742	13,276	13,322	13,036	12,339	12,220	11,904	11,665	11,376	11,008	10,447	10,430	10,934	10,934	10,794	10,542	10,047	9,680	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944		9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944		9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944		9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
50% GBI-EM 50% EMBI
Account Value [Line Items]
Line Graph and Table Measure Name	5050EMB
Account Value	$ 11,996	12,199	12,161	12,559	12,239	11,917	11,675	11,703	11,506	11,753	11,634	11,610	11,759	11,310	10,724	10,825	11,158	11,395	11,129	10,831	10,948	10,872	10,603	10,896	10,504	10,375	9,664	9,699	10,276	10,332	10,170	10,743	10,647	11,303	11,442	12,142	12,318	12,139	12,423	12,504	12,859	12,746	12,747	12,778	12,555	12,280	12,532	12,869	13,008	12,668	12,102	12,078	12,315	12,303	11,903	11,670	11,049	10,718	12,244	12,519	12,504	12,131	12,272	12,080	12,049	12,164	12,036	11,522	11,482	11,478	11,472	11,478	10,938	10,795	10,668	10,891	10,672	11,106	10,865	11,089	11,427	11,685	11,609	11,788	11,532	11,375	11,277	11,417	11,436	11,236	11,075	11,057	10,902	10,759	10,616	10,417	10,229	10,067	10,660	10,772	10,643	10,546	10,421	9,960		10,248	10,030	9,449	9,293	9,286	9,457	9,563	9,228	9,429	9,735	9,837	9,975	10,125	9,900	10,039	10,063	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMNTR
Account Value	$ 20,969	22,937	24,688	24,342	23,617	23,054	20,786	21,586	20,367	19,194	16,047	17,090	18,953	18,734	16,833	16,160	17,590	18,759	17,945	18,400	20,122	19,416	16,360	19,087	17,136	16,946	14,236	14,106	14,045	15,398	16,146	18,731	20,662	22,503	20,206	17,692	18,754	18,355	18,296	16,960	18,798	20,138	19,536	22,608	19,778	18,615	17,990	19,904	20,694	19,790	21,430	22,369	24,125	24,528	20,848	19,597	18,554	13,383	15,150	16,491	16,731	15,299	15,848	15,191	16,881	15,127	14,466	12,149	11,787	12,652	12,558	12,763	11,875	10,720	10,591	10,390	10,421	11,918	12,468	12,501	12,483	12,276	11,941	13,257	13,003	12,436	12,468	12,732	13,628	12,639	12,205	12,566	12,334	12,580	12,664	13,182	11,595	11,469	13,479	14,542	14,015	16,746	15,215	12,397		14,077	10,991	10,570	7,768	7,518	7,452	8,145	7,457	7,632	7,478	9,643	10,641	10,957	9,936	11,529	12,035	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Account Value	$ 15,729	16,924	17,052	17,852	17,474	17,501	17,263	18,064	17,588	17,602	16,263	16,337	17,257	16,623	15,845	16,683	16,752	17,349	16,111	15,133	16,719	16,760	16,957	17,948	16,693	17,224	15,695	14,259	15,587	15,494	14,968	17,770	16,981	17,758	16,537	15,811	15,232	14,216	14,892	14,212	14,366	14,583	14,636	14,979	14,226	13,664	13,383	12,288	12,244	11,427	9,724	10,058	10,601	10,204	9,865	9,672	9,338	8,209	10,035	11,316	12,250	11,569	11,397	11,200	10,884	11,642	11,938	10,886	11,806	11,809	11,700	11,536	10,523	11,093	11,510	12,663	12,232	12,646	12,517	12,654	12,479	11,891	12,087	12,741	12,107	11,458	11,404	11,161	10,828	10,683	10,089	10,092	10,143	10,200	10,219	10,368	9,925	9,644	9,319	9,312	9,120	9,186	8,796	8,616		9,151	8,238	7,510	7,012	7,550	7,954	8,255	7,517	8,330	9,027	9,716	10,226	10,395	9,726	10,413	9,736	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Account Value	$ 15,729	$ 16,924	$ 17,052	$ 17,852	$ 17,474	$ 17,501	$ 17,263	$ 18,064	$ 17,588	$ 17,602	$ 16,263	$ 16,337	$ 17,257	$ 16,623	$ 15,845	$ 16,683	$ 16,752	$ 17,349	$ 16,111	$ 15,133	$ 16,719	$ 16,760	$ 16,957	$ 17,948	$ 16,693	$ 17,224	$ 15,695	$ 14,259	$ 15,587	$ 15,494	$ 14,968	$ 17,770	$ 16,981	$ 17,758	$ 16,537	$ 15,811	$ 15,232	$ 14,216	$ 14,892	$ 14,212	$ 14,366	$ 14,583	$ 14,636	$ 14,979	$ 14,226	$ 13,664	$ 13,383	$ 12,288	$ 12,244	$ 11,427	$ 9,724	$ 10,058	$ 10,601	$ 10,204	$ 9,865	$ 9,672	$ 9,338	$ 8,209	$ 10,035	$ 11,316	$ 12,250	$ 11,569	$ 11,397	$ 11,200	$ 10,884	$ 11,642	$ 11,938	$ 10,886	$ 11,806	$ 11,809	$ 11,700	$ 11,536	$ 10,523	$ 11,093	$ 11,510	$ 12,663	$ 12,232	$ 12,646	$ 12,517	$ 12,654	$ 12,479	$ 11,891	$ 12,087	$ 12,741	$ 12,107	$ 11,458	$ 11,404	$ 11,161	$ 10,828	$ 10,683	$ 10,089	$ 10,092	$ 10,143	$ 10,200	$ 10,219	$ 10,368	$ 9,925	$ 9,644	$ 9,319	$ 9,312	$ 9,120	$ 9,186	$ 8,796	$ 8,616		$ 9,151	$ 8,238	$ 7,510	$ 7,012	$ 7,550	$ 7,954	$ 8,255	$ 7,517	$ 8,330	$ 9,027	$ 9,716	$ 10,226	$ 10,395	$ 9,726	$ 10,413	$ 9,736	$ 10,000